Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	June 30, 2024	December 31, 2023	June 30, 2023

Period-end spot rate	US$1=RMB 7.2672	US$1=RMB 7.0999	US$1=RMB 7.2513

Average rate	US$1=RMB 7.2150	US$1=RMB 7.0809	US$1=RMB 6.9283

Schedule of Reconciliation of the Beginning and Ending Balances	The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2024.
June 30, 2024
Opening balance	$-
New convertible loans issued	4,985,000
Loss on change in fair value of convertible loan	514,862
Conversion of convertible loans	(1,438,879)
Total	$4,060,983

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Types of Goods	The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.
	For The Six Months Ended June 30,
	2024	2023
	US$	US$
Self-Manufactured Products	20,693,991	23,435,544
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	24,649,707	24,754,532
Total Revenue	45,343,698	48,190,076
Type of Customers
	For The Six Months Ended June 30,
	2024	2023
	US$	US$
Direct sales	3,370,827	4,305,506
Distributors	41,972,871	43,884,570
Total Revenue	45,343,698	48,190,076

Schedule of Disclosed the Type of Revenue by Government Category	The Company has disclosed the type of revenue by government category as follows.
	June 30, 2024			June 30, 2023
	US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total
Class I	3,499,514	5,532,267	9,031,781	3,561,156	4,462,704	8,023,860
Class II	15,812,678	17,118,859	32,931,537	17,313,377	17,761,970	35,075,347
Class III	313,103	628,028	941,131	524,802	873,575	1,398,377
Others	1,068,696	1,370,553	2,439,249	2,036,209	1,656,283	3,692,492
Total	20,693,991	24,649,707	45,343,698	23,435,544	24,754,532	48,190,076
Furthermore, the Company has disclosed revenue by major product type included in each government category.
		June 30, 2024	June 30, 2023
Category	Products	US$	US$
Class I	Eye drops bottle	671,889	1,073,853
	Oral medicine bottle	1,296,401	1,830,363
	Anal bag	1,348,431	849,099
	Other Class I	5,715,060	4,270,545
Subtotal-Class I		9,031,781	8,023,860
Class II	Masks	67,144	47,946
	Identification tape	6,215,605	5,494,306
	Disposable medical brush	4,348,913	4,481,601
	Gynecological inspection kits	3,690,332	3,022,727
	Surgical kit	1,221,656	2,206,201
	Medical brush	2,466,810	2,809,448
	Medical kit	856,880	983,584
	Other Class II	14,064,197	16,029,534
Subtotal-Class II		32,931,537	35,075,347
Class III	Electronic pump	89,329	138,751
	Anesthesia puncture kit	144,757	229,616
	Disposable infusion pump	52,857	113,335
	Infusion pump	91,687	178,461
	Electronic infusion pump	970	330
	Laparoscopic trocar	4,923	38
	Other Class III	556,608	737,846
Subtotal-Class III		941,131	1,398,377
Others		2,439,249	3,692,492
Total		45,343,698	48,190,076